Income taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Current tax expense (income)	$ (2,426)	$ (1,753)	$ (1,922)
Deferred tax expense (income)	1,875	625	297
Income tax expense from continuing operations	(551)	(1,128)	(1,625)
Switzerland
Statement [line items]
Current tax expense (income)	(1,136)	(598)	(949)
Deferred tax expense (income)	355	(131)	39
Foreign
Statement [line items]
Current tax expense (income)	(1,290)	(1,155)	(973)
Deferred tax expense (income)	1,520	756	258
Discontinued operations [member]
Statement [line items]
Income tax expense from continuing operations	$ 208	$ (288)	$ (494)